Details of Significant Accounts - Summary of Investing Activities with Partial Cash Payments (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Trade And Receivables [Abstract]
Acquisition of property, plant and equipment (including transfers)	$ 26,144	$ 931	$ 5,337	$ 42,213
Add: Opening balance of payables on machinery, equipment and intangible assets	190	7	3,303
Ending balance of prepayments for equipment	80,718	2,875	74,841	27,942
Opening balance of prepayments for equipment being transferred to other expenses				780
Opening balance of prepayments for equipment being transferred to intangible assets	605	21	243
Less: Ending balance of payables on machinery, equipment and intangible assets	(313)	(11)	(190)	(3,303)
Opening balance of prepayments for equipment	(74,841)	(2,665)	(27,942)	(923)
Cash paid	32,503	1,158	55,592	66,709
Acquisition of intangible assets (including transfers)	2,407	86	4,420	3,537
Add: Opening balance of payable on machinery, equipment and intangible assets	74	3	374
Less: Ending balance of payables on machinery, equipment and intangible assets			(74)	(374)
Opening balance of prepayments for equipment	(605)	(22)	(243)
Cash paid	$ 1,876	$ 67	$ 4,477	$ 3,163